Supplement dated December 15, 2015 to the Wilmington Funds

Prospectus dated August 31, 2015 (the “Prospectus”)

Effective December 15, 2015, the information in the Prospectus with respect to the Wilmington Strategic Allocation Conservative Fund, Wilmington Strategic Allocation Moderate Fund and Wilmington Strategic Allocation Aggressive Fund, will be amended as follows:

1.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 21 of the Prospectus relating to the Wilmington Strategic Allocation Conservative Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.73%	0.73%
Acquired Fund Fees and Expenses	0.66%	0.66%
Total Annual Fund Operating Expenses	2.04%	1.79%
Fee Waivers and/or Expense Reimbursements(1)	(0.60)%	(0.60)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.44%	1.19%

(1)

The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.78% and 0.53%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2016, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$689	$1,100	$1,536	$2,743
Class I
Expenses assuming redemption	$121	$505	$914	$2,056

2.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 26 of the Prospectus relating to the Wilmington Strategic Allocation Moderate Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.75%	0.75%
Acquired Fund Fees and Expenses	0.64%	0.64%
Total Annual Fund Operating Expenses	2.04%	1.79%
Fee Waivers and/or Expense Reimbursements(1)	(0.66)%	(0.66)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.38%	1.13%

(1)

The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.74% and 0.49%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2016, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$683	$1,094	$1,530	$2,739
Class I
Expenses assuming redemption	$115	$499	$908	$2,051

3.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 31 of the Prospectus relating to the Wilmington Strategic Allocation Aggressive Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.77%	0.77%
Acquired Fund Fees and Expenses	0.80%	0.80%
Total Annual Fund Operating Expenses	2.22%	1.97%
Fee Waivers and/or Expense Reimbursements(1)	(0.55)%	(0.55)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.67%	1.42%

(1)

The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.87% and 0.62%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2016, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$710	$1,156	$1,627	$2,923
Class I
Expenses assuming redemption	$145	$565	$1,012	$2,252

Please keep this Supplement for future reference.

SP-WT-PRO-001-122015